Retrospective Adoption ASU 2016-18 (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prospective Adoption of New Accounting Pronouncements [Abstract]
Restricted cash	$ 93,382	$ 200,000	$ 200,000